Commitments and Contingencies Future Minimum Lease Payment Schedule (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
2012	$ 13,331
2013	10,061
2014	7,715
2015	5,735
2016	5,241
Beyond 2016	6,343
Future minimum lease payments	$ 48,426